LEBENTHAL
                                   FUNDS, INC.

                               Semi-Annual Report
                                  May 31, 1999
                                   (Unaudited)

                                   [GRAPHIC]

                                   LEBENTHAL
                         THE WORKHORSE OF INVESTMENTS.

LEBENTHAL                                       120 BROADWAY, NEW YORK, NY 10271
FUNDS, INC.                                                         212-425-6116
                                           OUTSIDE NYC TOLL FREE 1-800-221-58221
================================================================================

Dear Shareholder:

For the twelve months ended May 31, 1999 Lipper Analytical Services, Inc., (Lipper) ranked the $147.6 million Lebenthal New York Fund (class A shares) 13 of the 98 NY funds listed as being peer funds. For the twelve months ended May 31, 1999 Lipper ranked the $3.2 million Lebenthal New York Fund (class B shares) 62 of the 98 NY peer funds. For the three years ended May 31, 1999, Lipper ranked the NY Fund (class A shares) 6 out of 86 peer funds. For the five years ended May 31, 1999, Lipper ranked the NY Fund (class A shares) 1 out of 63 peer funds.

For the twelve months ended May 31, 1999, Lipper ranked (a) the $9.6 million Lebenthal New Jersey Fund 3 of 57 New Jersey funds listed as being peer funds and (b) the $15.8 million Lebenthal Taxable Municipal Fund 117 of 157 taxable funds listed as being peer funds. For the three years ended May 31, 1999, Lipper ranked (a) the New Jersey Fund 2 of 48 New Jersey funds listed as being peer funds and (b) the Taxable Municipal Fund 4 out of 129 taxable funds listed as being peer funds. For the five years ended May 31, 1999, Lipper ranked (a) the New Jersey Fund 4 of 34 New Jersey funds listed as being peer funds and (b) the Taxable Municipal Fund 5 out of 86 taxable funds listed as being peer funds.

Total returns as provided by Lipper are historical and do not include any sales charges. Fees waived by the Lebenthal New Jersey and Lebenthal Taxable Municipal Bond Funds may have had a material effect on the total return figures.

The total return statistics of the Lebenthal Funds for the year ended May 31, 1999, were 4.20% for the New York Fund A shares, 3.37% for the New York Fund B shares, 4.85% for the New Jersey Fund, and 2.08% for the Taxable Municipal Bond Fund. These figures do not reflect the maximum sales charges. Taking that into account, an investor who put $1,000 into each of the funds on June 1, 1998, reinvested the monthly dividends, and sold on May 31, 1999, would have offset the full sales charge and received $998.50 from the New York Fund A shares, $990.60 from New York Fund B shares, $1,005.00 from the New Jersey Fund, and $979.10 from the Taxable Municipal Fund.

The total return statistics of the Lebenthal Funds for the three years ended May 31, 1999, were 25.49% for the New York Fund, 25.99% for the New Jersey Fund, and 29.99% for the Taxable Municipal Bond Fund. These figures do not reflect the maximum 4.5% sales charge. Taking that into account, an investor who put $1,000 into each of the funds on June 1,1996, reinvested the monthly dividends, and sold on May 31, 1999, would have offset the full sales charge and still have received $1,063.40 from the New York Fund, $1,065.00 from the New Jersey Fund, and $1,076.40 from the Taxable Municipal Fund.

The cumulative total return of the Lebenthal New York Fund for the five years ended May 31, 1999, was 45.29% excluding the 4.5% maximum sales charge and 38.75% if the full 4.5% load had been paid on June 1,1994. The cumulative total return of the Lebenthal New Jersey Fund for the five years ended May 31, 1999, was 41.35% excluding the 4.5% maximum sales charge and 34.99% if the full 4.5% load had been paid on June 1,1994. The cumulative total return of the Lebenthal Taxable Municipal Bonds Fund for the five years ended May 31, 1999, was 53.34% excluding the 4.5% maximum sales charge and 46.44% if the full 4.5% load had been paid on June

1,1994. All total return figures assume reinvestment of monthly dividends and capital gains and fluctuations in share prices.

The cumulative total return of each fund, assuming payment of a full 4.5% load or the full contingent deferred sales charge of 5% in the case of the B shares of the Lebenthal New York Fund, from inception through May 31, 1999, was (a) 71.45% for the Lebenthal New York Municipal Bond Fund--class A shares (inception June 24,1991); (b) 2.75% for the Lebenthal New York Municipal Bond Fund--class B (inception December 1, 1997) (c) 24.50% for the Lebenthal New Jersey Bond Fund (inception December 1,1993); and (d) 41.81% for the Lebenthal Taxable Municipal Bond Fund (inception December 1,1993).

The SEC yields of the funds at their May 31, 1999, offering prices were: New York (class A), 4.26%; New York (class B), 3.63%; New Jersey, 4.19%; and Taxable Municipal, 6.38%. SEC yield quotations are based on investment income per share earned during a particular 30 day period, less expenses accrued during such period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period in accordance with the formula prescribed by the SEC.

Because we believe that interest rates are attractive after their recent substantial sell-off, the Lebenthal Funds are mostly fully invested but in defensive instruments that we think will hold their value relatively well if interest rates should continue to rise. Please note that the securities in each fund are easily marketed so that we can take advantage of trading opportunities. For the long run, we think that bonds represent good value at current yield levels versus other investment alternatives and versus inflation and, thus, we plan to remain almost always fully invested, particularly since we have learned that successfully forecasting interest-rate inflection points is largely impossible.

Please be mindful that the information and statistics included in this commentary are not guaranteed. However, they have been obtained from reliable sources and are believed to be accurate.

Note: Past performance is no guarantee of the future. No assurance can be given that the funds will achieve their objectives. Share price and investment return will fluctuate, and on the day you sell, the value of your shares may be worth more or less than the original investment.

We thank you for the opportunity to be of service.

Very truly yours,


/s/ James L. Gammon

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)
================================================================================

                                                                                                               Ratings
                                                                                                        ---------------------
    Face                                                                                     Value                   Standard
   Amount                                                                                  (Note 1)     Moody's      & Poor's
   ------                                                                                  --------     -------      --------
MUNICIPAL BONDS (90.61%)
-----------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Cattaraugus County, New York IDA Civic Facility (Olean General Hospital
               Project) - Series A, 5.25%, due 08/01/23, (LOC-Fleet National Bank)       $   1,938,620                  A+
   1,375,000   Dutchess County, New York IDA Civic Facility (Astor Learning Center),
               5.15%, due 11/1/24, (LOC-Bank of New York)                                    1,316,713                 AA-
   1,600,000   Long Island Power Authority, New York Electric System - Series A,
               5.50%, due 12/01/29                                                           1,618,031   Baa1           A-
     760,000   Metropolitan Trans Authority, New York Commuter Facility - Series C-1,
               5.375%, due 07/01/27, (FGIC Insured)                                            772,692    Aaa          AAA
   1,285,000   Monroe County, New York IDA Civic Facility (DePaul Community Facility),
               6.50%, due 02/01/24, (SONYMA Insured)                                         1,411,341    Aa1
     500,000   Monroe County, New York IDA Civic Facility (Nazareth College),
               5.25%, due 04/01/23, (MBIA Insured)                                             499,965                 AAA
   2,020,000   New York, New York (Unrefunded Balance) - Series I, General Obligation,
               6.25%, due 04/15/27                                                           2,210,163     A3           A
   3,000,000   New York, New York, City Housing Development Corp Multifamily Housing
               Revenue - Series B, 5.25%, due 11/01/31                                       2,981,370    Aa2           AA
   1,150,000   New York, New York, City Municipal Water - Series B, 5.75%, due 06/15/26,
               (MBIA Insured)                                                                1,217,436    Aaa          AAA
   1,705,000   New York State Dormitory Authority (Health Facilities) - Series A,
               5.50%, due 05/15/24, (FSA Insured)                                            1,751,069    Aaa          AAA
   6,875,000   New York State Dormitory Authority (Highlands Living),
               6.60%, due 02/01/34, (FHA Insured)                                            7,513,275                  AA
   2,330,000   New York State Dormitory Authority (Presbyterian Residential Community),
               6.50%, due 08/01/34, (FHA Insured)                                            2,514,653                  AA
   3,500,000   New York State Dormitory Authority (Jewish Geriatric - Long Island),
               7.35%, due 08/01/29, (FHA Insured)                                            3,964,310                 AAA
   5,190,000   New York State Dormitory Authority (Niagara Frontier Home),
               6.40%, due 02/01/35, (FHA Insured)                                            5,617,760                  AA
   1,000,000   New York State Dormitory Authority (St. Lukes Home Residential Health),
               6.375%, due 08/01/35, (FHA Insured)                                           1,086,380                  AA
   3,900,000   New York State Dormitory Authority (Nottingham Retirement Community),
               6.125%, due 07/01/25, (SONYMA Insured)                                        4,202,601    Aa1
   4,755,000   New York State Dormitory Authority (Geneva Nursing Home),
               6.20%, due 08/01/35, (FHA Insured)                                            5,114,098                  AA
   3,300,000   New York State Dormitory Authority (Ellis Hospital),
               5.60%, due 08/01/25, (MBIA/FHA Insured)                                       3,393,357    Aaa          AAA

                       See Notes to Financial Statements.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1999 (UNAUDITED)
================================================================================

                                                                                                               Ratings
                                                                                                        ---------------------
    Face                                                                                     Value                   Standard
   Amount                                                                                  (Note 1)     Moody's      & Poor's
   ------                                                                                  --------     -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------
$  5,750,000   New York State Dormitory Authority (Nursing Home-St. Johns Health),
               6.25%, due 02/01/36, (FHA Insured)                                        $   6,215,405                  AA
   2,730,000   New York State Dormitory Authority (Jewish Home of Central NY),
               6.25%, due 07/01/25, (LOC-Onbank & Trust Co.)                                 2,973,380    Aaa
     500,000   New York State Dormitory Authority (Dept. Of Education),
               5.75%, due 07/01/21                                                             524,495    Aaa          AAA
   2,400,000   New York State Dormitory Authority (Nursing Home),
               6.125%, due 02/01/36, (FHA Insured)                                           2,567,376                 AAA
   3,000,000   New York State Dormitory Authority (Methodist Hospital) - Series A,
               6.05%, due 02/01/34, (AMBAC/FHA Insured)                                      3,204,240    Aaa          AAA
     750,000   New York State Dormitory Authority (Grace Manor Health Care Facility),
               6.15%, due 07/01/18, (SONYMA Insured)                                           821,400    Aa1
   4,000,000   New York State Dormitory Authority (Nursing Home-Menorah Campus),
               6.10%, due 02/01/37, (FHA Insured)                                            4,283,200                 AAA
     700,000   New York State Dormitory Authority (Millard Fillmore Hospital),
               5.375%, due 02/01/32, (AMBAC/FHA Insured)                                       706,223    Aaa          AAA
   1,000,000   New York State Dormitory Authority (Nursing Home-Rosalind & Joseph),
               5.70%, due 02/01/37, (AMBAC/FHA Insured)                                      1,037,560    Aaa          AAA
     750,000   New York State Dormitory Authority (Chapel Oaks Inc.),
               5.45%, due 07/01/26, (LOC-Allied Irish Bank)                                    745,755    Aa3
   1,200,000   New York State Dormitory Authority (State University Educational
               Facilities), 5.125%, due 05/15/27                                             1,159,344     A3           A-
   1,500,000   New York State Dormitory Authority (Hunts Point Multi-Service Center),
               5.625%, due 07/01/22, (SONYMA Insured)                                        1,552,575    Aa1
   2,000,000   New York State Dormitory Authority (Mental Health Services) - Series D,
               5.125%, due 08/15/27, (FSA Insured)                                           1,948,900     A3          AAA
     500,000   New York State Dormitory Authority (Saint Barnabas Hospital),
               5.45%, due 08/01/35, (AMBAC/FHA Insured)                                        506,805    Aaa          AAA
   1,000,000   New York State Dormitory Authority (FHA-Nursing Home - Center for
               Nursing), 5.55%, due 08/01/37, (FHA Insured)                                  1,018,260                  AA
   1,000,000   New York State Dormitory Authority (North Shore University Hospital),
               5.25%, due 11/01/19, (MBIA Insured)                                             996,230    Aaa          AAA
   2,000,000   New York State Dormitory Authority (Mental Health Services)- Series B
               5.00%, due 02/15/28, (FSA Insured)                                            1,909,000    Aaa          AAA
   1,000,000   New York State Dormitory Authority (UTD Hospital Medical Center)
               5.20%, due 08/1/2018, (MBIA/FHA Insured)                                        988,690    Aaa          AAA

                       See Notes to Financial Statements.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1999 (UNAUDITED)
================================================================================

                                                                                                               Ratings
                                                                                                        ---------------------
    Face                                                                                     Value                   Standard
   Amount                                                                                  (Note 1)     Moody's      & Poor's
   ------                                                                                  --------     -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------
$  2,000,000   New York State Dormitory Authority (Menorah Home)
               5.10%, due 08/01/28, (AMBAC/FHA Insured)                                  $   1,949,480    Aaa          AAA
   2,500,000   New York State Dormitory Authority (Sisters Charity Health Care
               Hospital) 5.00%, due 08/01/38, (MBIA/FHA Insured)                             2,353,050    Aaa          AAA
   3,800,000   New York State Dormitory Authority (Brooklyn Hospital Center)
               5.15%, due 02/01/29, (AMBAC/FHA Insured)                                      3,709,370    Aaa          AAA
     270,000   New York State Energy Research & Development Authority - Electric
               Facilities - (Long Island Lighting), 7.15%, due 02/01/22                        290,936     A2           A-
   1,000,000   New York State Energy Research & Development Authority-Gas Facilities,
               (Brooklyn Union Gas), 6.75%, due 02/01/24, (MBIA Insured)                     1,081,970    Aaa          AAA
     500,000   New York State Energy Research & Development Authority - Pollution
               Control - (Niagara Mohawk Power Corporation),
               6.625%, due 10/01/13, (FGIC Insured)                                            537,115    Aaa          AAA
   3,400,000   New York State Housing Finance Agency (Phillips Village Project) -
               Series A, 7.75%, due 08/15/17, (FHA/SONYMA Insured)                           3,751,424     A2
   1,500,000   New York State Housing Finance Agency (Insured-Multifamily Mortgage) -
               Series C, 6.50%, due 08/15/24, (FHA Insured)                                  1,587,360    Aa2          AAA
   1,990,000   New York State Housing Finance Agency (Housing Project Mortgage) -
               Series A, 6.125%, due 11/01/20, (FSA Insured)                                 2,134,693    Aaa          AAA
   2,000,000   New York State Housing Finance Agency (Multifamily Housing) -
               Series D, 6.10%, due 11/15/36, (FHA Insured)                                  2,130,080                 AAA
   1,940,000   New York State Housing Finance Agency (Hospital & Health Care) -
               Series A, 5.15%, due 11/01/16, (MBIA Insured)                                 1,918,388    Aaa          AAA
   1,750,000   New York State Medical Care Facilities Finance Agency (Hospital
               & Nursing Home) - Series D, 6.60%, due 02/15/31, (FHA Insured)                1,900,150                 AAA
      60,000   New York State Medical Care Facilities Finance Agency,
               7.30%, due 02/15/21                                                              64,954     A3
   6,750,000   New York State Medical Care Facilities Finance Agency - Series B,
               6.60%, due 08/15/34, (FHA Insured)                                            7,402,793    Aa2           AA
   2,505,000   New York State Medical Care Facilities Finance Agency
               Mortgage Project) - Series A, 6.50%, due 02/15/35, (FHA Insured)              2,729,924    Aa2           AA
   6,950,000   New York State Medical Care Facilities Finance Agency (Mortgage
               Project) - Series C, 6.375%, due 08/15/29, (FHA Insured)                      7,524,070    Aa2           AA
   5,000,000   New York State Medical Care Facilities Finance Agency (Mortgage
               Project) - Series E, 6.375%, due 02/15/35, (FHA Insured)                      5,439,250    Aa2           AA
   1,000,000   New York State Urban Development Corp, (Senior Lien Corp.),
               5.50%, due 07/01/26, (HUD Insured)                                            1,024,370    Aaa          AAA

                       See Notes to Financial Statements.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1999 (UNAUDITED)
================================================================================

                                                                                                               Ratings
                                                                                                        ---------------------
    Face                                                                                     Value                   Standard
   Amount                                                                                  (Note 1)     Moody's      & Poor's
   ------                                                                                  --------     -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------
$    500,000   Oneida County New York Development Agency, (Mohawk Valley Handicap)
               5.30%, due 03/15/19, (ACA Insured)                                        $     492,725                  A
   1,600,000   Oswego County New York Development Agency, (Seneca Hill Project), -
               Series A 5.65%, due 08/01/37, (FHA Insured)                                   1,648,544                  AA
     600,000   Oswego County New York Development Agency, (Saint Luke Residential
               Health) - Series A, 5.40%, due 02/01/38, (FHA Insured)                          598,014                 AAA
   1,000,000   Otsego County New York Development Agency, (Bassett Healthcare
               Project B), 5.375%, due 11/01/20, (MBIA Insured)                              1,016,610    Aaa          AAA
   3,000,000   Syracuse New York Housing Authority (Loretto Residential Health) -
               Series A, 5.80%, due 08/01/37, (FHA Insured)                                  3,125,820                 AAA
                                                                                         -------------
               Total Municipal Bonds (Cost $129,103,772)                                   136,693,762
                                                                                         -------------

   Shares
   ------
CLOSED-END FUNDS (7.92%)
--------------------------------------------------------------------------------------------------------
       5,000   Blackrock New York Insured                                                $      77,500
      19,000   Morgan Stanley Dean Witter New York Quality                                     250,562
      91,300   Muniholdings New York Insured Fund                                            1,329,555
      16,200   Muniholdings New York Fund Inc.                                                 233,888
     196,196   Muniyield New York Insured Fund II                                            2,844,842
      57,200   Muniyield New York Insured Fund                                                 865,150
      82,000   Nuveen New York Performance Plus                                              1,337,625
      79,100   Nuveen New York Investment Quality Muni Fund                                  1,260,656
      97,500   Nuveen New York Select Quality                                                1,547,813
      22,300   Nuveen New York Quality Inc.                                                    347,044
      51,000   Van Kampen Merritt New York Quality Muni Trust                                  806,438
      64,000   Van Kampen Merritt                                                            1,044,000
                                                                                         -------------
               Total Closed-End Funds (Cost $12,091,079)                                    11,945,073
                                                                                         -------------
               Total Investments (98.53%) (Cost $141,194,851)+ [d1]                        148,638,835
               Cash and Other Assets, Net of Liabilities (1.47%)                             2,212,447
                                                                                         -------------
               Net Assets (100.00%)                                                      $ 150,851,282
                                                                                         =============

                       See Notes to Financial Statements.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1999 (UNAUDITED)
================================================================================

+     Aggregate cost for federal income tax purposes is identical.

      Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $8,022,083 and $578,099 respectively, resulting in net unrealized appreciation of $7,443,984.

      KEY:

      ACA    = American Collectors Association
      AMBAC  = Ambac Indemnity Corporation
      FGIC   = Financial Guaranty Insurance Corporation
      FHA    = Federal Housing Administration
      FSA    = Financial Security Assurance, Inc.
      HUD    = Department of Housing and Urban Development
      LOC    = Letter of Credit
      MBIA   = Municipal Bond Insurance Association
      SONYMA = State of New York Mortgage Agency

                       See Notes to Financial Statements.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)
================================================================================

                                                                                                               Ratings
                                                                                                        ---------------------
    Face                                                                                     Value                   Standard
   Amount                                                                                  (Note 1)     Moody's      & Poor's
   ------                                                                                  --------     -------      --------
MUNICIPAL BONDS (88.20%)
-----------------------------------------------------------------------------------------------------------------------------
$    125,000   Cape May County, New Jersey Industrial Pollution Control Financing
               Authority, Atlantic City Electric Company Project A,
               7.20%, due 11/01/29, (MBIA Insured)                                       $     142,071    Aaa          AAA
     110,000   Essex County, New Jersey Import Authority, County Correctional
               Facility - Series A, 5.70%, due 01/01/27, (FGIC Insured)                        116,639    Aaa          AAA
      70,000   Essex County, New Jersey Import Authority Orange School District -
               Series A, 6.95%, due 07/01/14, (MBIA Insured)                                    81,500    Aaa          AAA
     100,000   Essex County, New Jersey Utilities Authority, Solid Waste Revenue -
               Series A, 5.00%, due 04/01/22, (FSA Insured)                                     98,124    Aaa          AAA
     200,000   Guam Housing Corp., Single Family - Series A,
               5.75%, due 09/01/31, (FHLMC Insured)                                            212,532                 AAA
     100,000   Irvington, New Jersey Housing & Mortgage Finance Authority,
               6.50%, due 02/01/24, (FHA Insured)                                              106,324                 AAA
     300,000   Middlesex County New Jersey Import Authority,
               5.90%, due 9/15/21                                                              322,163    Aa3          A+
     250,000   New Brunswick, New Jersey Parking Authority Revenue,
               5.00%, due 01/01/29, (FGIC Insured)                                             243,953    Aaa          AAA
     100,000   New Jersey Economic Development Authority, Economic Development
               Revenue, American Airlines Inc. Project, 7.10%, due 11/01/31                    107,533   Baa1         BBB-
     250,000   New Jersey Economic Development Authority, Economic Development
               Revenue, Bancroft Incorporated Obligation Group,
               6.05%, due 12/01/25, (Connie Lee Insured)                                       266,760                 AAA
     150,000   New Jersey Economic Development Authority, Economic Development
               Revenue, Refunding - Burlington Coat Factory, 6.125%, due 09/01/10,
               (LOC - First Union National Bank)                                               164,132    Aa3
     150,000   New Jersey Economic Development Authority, Economic Development
               Revenue, W.Y. Urban Holding Company, 6.50%, due 06/01/15,
               (LOC - Natwest Bank)                                                            162,971                  A+
     200,000   New Jersey Economic Development Authority, Economic Development
               Revenue, Heath Village 1996 Project, 6.00%, due 05/01/16, (LOC - First
               Union National Bank)                                                            213,844                  A+
     100,000   New Jersey Economic Development Authority, Pollution Control Revenue,
               PSE&G Co. Project, 6.40%, due 05/01/32, (MBIA Insured)                          109,772    Aaa          AAA
     100,000   New Jersey Economic Development Authority, N. J. American Water Co.
               Project A, 6.875%, due 11/01/34, (FGIC Insured)                                 112,115    Aaa          AAA

                       See Notes to Financial Statements.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1999 (UNAUDITED)
================================================================================

                                                                                                               Ratings
                                                                                                        ---------------------
    Face                                                                                     Value                   Standard
   Amount                                                                                  (Note 1)     Moody's      & Poor's
   ------                                                                                  --------     -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------
$     85,000   New Jersey Health Care Facilities Financing Authority, Irvington
               General Hospital Issue, 6.40%, due 08/01/25, (FHA Insured)                $      95,447                 AAA
     125,000   New Jersey Health Care Facilities Financing Authority - General
               Hospital Center at Passaic, 6.75%, due 07/01/19, (FSA Insured)                  148,776    Aaa          AAA
     100,000   New Jersey Health Care Facilities Financing Authority, Monmouth
               Medical Center Issue - Series C, 6.25%, due 07/01/24, (FSA Insured)             111,461    Aaa          AAA
     150,000   New Jersey Health Care Facilities Financing Authority, St. Joseph's
               Hospital & Medical Center, 6.00%, due 07/01/26, (Connie Lee Insured)            159,603                 AAA
      25,000   New Jersey Health Care Facilities Financing Authority, Capital Health
               System Obligation Group, 5.25%, due 07/01/27                                     22,846   Baa2         BBB-
     100,000   New Jersey Health Care Facilities Financing Authority, Community
               Medical Center/Kimball, 5.50%, due 07/01/08                                     106,316    Aaa          AAA
     235,000   New Jersey Health Care Facilities Financing Authority Revenue
               Cathedral Health Services, 5.25%, due 08/01/21, (MBIA/FHA Insured)              236,509    Aaa          AAA
     250,000   New Jersey Health Care Facilities Financing Authority, Hackensack
               University Medical Center - Series A, 5.00%, due 01/01/28, (MBIA Insured)       243,678    Aaa          AAA
     250,000   New Jersey Health Care Facilities Financing Authority Revenue, Palisades
               Medical Center Obligation Group, 5.25%, due 07/01/28, (ACA Insured)             243,800                  A
     100,000   New Jersey Economic Development Authority Revenue, AMT Economic
               Growth Series D, 6.55%, due 08/01/14, (LOC - Fleet Bank), Subject to AMT        108,102                  A+
     100,000   New Jersey Economic Development Authority Revenue, Sewer Facilities,
               Anheuser-Busch Project, 5.85%, due 12/01/30, Subject to AMT                     106,402    A1            A+
     290,000   New Jersey State Education Facilities Authority, Monmouth University -
               Series C, 5.40%, due 07/01/06                                                   302,786   Baa2          BBB
     100,000   New Jersey State Education Facilities Authority, New Jersey Institute
               Tech Issue - Series A, 6.00%, due 07/01/24, (MBIA Insured)                      106,742    Aaa          AAA
     150,000   New Jersey State Education Facilities Authority, Trenton State
               College - Series E, 6.00%, due 07/01/19, (AMBAC Insured)                        160,655    Aaa          AAA
     375,000   New Jersey State Educational Facilities Authority, Kean University -
               Series A, 5.00%, due 07/01/27, (AMBAC Insured)                                  366,134    Aaa          AAA
     240,000   New Jersey State Higher Education Assistance Authority, Student
               Loan Program - Series A, 5.80%, due 06/01/16, (MBIA Insured)                    254,974    Aaa          AAA
      75,000   New Jersey State Higher Education Assistance Authority, Student Loan -
               Series A, 5.30%, due 06/01/17, (AMBAC Insured)                                   75,373    Aaa          AAA
     125,000   New Jersey State Housing & Mortgage Finance Agency, MHRB
               Refunding - Presidential Plaza, 7.00%, due 05/01/30, (FHA Insured)              135,064                 AAA

                       See Notes to Financial Statements.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1999 (UNAUDITED)
================================================================================

                                                                                                               Ratings
                                                                                                        ---------------------
    Face                                                                                     Value                   Standard
   Amount                                                                                  (Note 1)     Moody's      & Poor's
   ------                                                                                  --------     -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------
$    300,000   New Jersey State Housing & Mortgage Finance Agency, MHRB -
               Series A, 6.05%, due 11/01/20, (AMBAC/FHA Insured)                        $     316,974    Aaa          AAA
     100,000   New Jersey State Housing & Mortgage Finance Agency, MHRB -
               Series A, 6.25%, due 05/01/28, (AMBAC Insured), Subject to AMT                  106,608    Aaa          AAA
      75,000   New Jersey State Housing & Mortgage Finance Agency, MHRB -
               Series A, 5.65%, due 05/01/40, (AMBAC Insured), Subject to AMT                   76,837    Aaa          AAA
     125,000   New Jersey State Housing & Mortgage Finance Agency,
               Series A, , 6.95%, due 11/01/13, (HUD Section 8 Insured)                        134,921                  A+
     150,000   New Jersey State Housing & Mortgage Finance Agency, Home Buyers -
               Series O, 6.35%, due 10/01/27, (MBIA Insured), Subject to AMT                   159,992    Aaa          AAA
     400,000   New Jersey State Housing & Mortgage Finance Agency, Home Buyers -
               Series X , 5.35%, due 04/01/29 , (MBIA Insured), Subject to AMT                 402,335    Aaa          AAA
     140,000   Newark, New Jersey Housing Finance Corporation Mortgage, Refunding -
               HUD Section 8 - Manor Apartments - Series A,
               7.50%, due 02/15/24, (FHA Insured)                                              154,168                 AAA
     250,000   Plainfield, New Jersey Board of Education, Refunding,
               5.00%, due 08/01/26, (FSA Insured)                                              244,173    Aaa          AAA
     800,000   Port Authority of New York & New Jersey Special Obligation, JFK
               International Air Terminal - Series 6, 5.75%, due 12/01/22, (MBIA Insured)      841,231    Aaa          AAA
      70,000   Puerto Rico Housing Bank & Finance Agency, Single Family Mortgage,
               Affordable Housing Mortgage - Portfolio I, 6.25%, due 04/01/29
               (GNMA/FNMA/FHLMA Insured), Subject to AMT                                        73,297    Aaa          AAA
     500,000   South Jersey Transportation Authority, New Jersey Transportation System
               Revenue, 5.00%, due 11/01/29, (AMBAC Insured)                                   486,270    Aaa          AAA
                                                                                         -------------
               Total Municipal Bonds (Cost $8,021,688)                                       8,441,907
                                                                                         -------------

   Shares
   ------
CLOSED-END FUNDS (9.18%)
------------------------------------------------------------------------------------------------------
      25,000   Muniyield New Jersey Insured Fund                                               379,688
       3,400   Munivest New Jersey Fund                                                         45,900
      31,114   Muniyield New Jersey Fund                                                       453,098
                                                                                         -------------
               Total Closed-End Funds (Cost $895,018)                                          878,685
                                                                                         -------------

                       See Notes to Financial Statements.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1999 (UNAUDITED)
================================================================================

    Face                                                                                Value
   Amount                                                                              (Note 1)
   ------                                                                              --------
COMMERCIAL PAPER (4.44%)
------------------------------------------------------------------------------------------------------
$    425,000   Ford Motor Credit Corporation , 4.83% due 6/2/99                    $     425,000
                                                                                   -------------
               Total Commercial Paper (Cost $425,000)                                    425,000
                                                                                   -------------
               Total Investments (101.82%)(Cost $9,341,706)+                           9,745,592
               Cash and Other Assets, Net of Liabilities (-1.82%)                      (174,380)
                                                                                   -------------
               Net Assets (100.00%)                                                $   9,571,212
                                                                                   =============

+     Aggregate cost for federal income tax purposes is identical.

      Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $434,176 and $30,290 respectively, resulting in net unrealized appreciation of $403,886.

      KEY:

      ACA   = American Collectors Association
      AMBAC = Ambac Indemnity Corporation
      AMT   = Alternative Minimum Tax
      FGIC  = Financial Guaranty Insurance Corporation
      FHA   = Federal Housing Administration
      FHLMA = Federal Home Loan Mortgage Association
      FHLMC = Federal Home Loan Mortgage Corporation
      FNMA  = Federal National Mortgage Association
      FSA   = Financial Security Assurance, Inc.
      GNMA  = Government National Mortgage Associaton
      HUD   = Department of Housing and Urban Development
      LOC   = Letter of Credit
      MBIA  = Municipal Bond Insurance Association

                       See Notes to Financial Statements.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)
================================================================================

                                                                                                               Ratings
                                                                                                        ---------------------
    Face                                                                                     Value                   Standard
   Amount                                                                                  (Note 1)     Moody's      & Poor's
   ------                                                                                  --------     -------      --------
MUNICIPAL BONDS (86.62%)
-----------------------------------------------------------------------------------------------------------------------------
$    150,000   All Saints Health System, 9.00%, due 08/15/24, (MBIA Insured)             $     162,960    Aaa          AAA
     385,000   Baltimore, Maryland - Series B, General Obligation,
               7.90%, due 10/15/16, (FGIC Insured)                                             405,247    Aaa          AAA
   1,100,000   Bastrop, Texas Economic Development Corporation, Sales Tax,
               8.00%, due 08/15/16                                                           1,154,956                BBB+
     100,000   Buffalo, New York - Series F, 9.05%, due 02/01/15, (AMBAC Insured)              104,107    Aaa          AAA
     240,000   California Housing Finance Agency, Multi-family Housing - Series C,
               8.10%, due 02/01/37, (AMBAC Insured)                                            250,214    Aaa          AAA
     700,000   Cedartown, Georgia Development Authority, Industrial Park Project A,
               7.00%, due 02/01/22, (AMBAC Insured)                                            691,383    Aaa          AAA
   2,000,000   Compton, California Community Redevelopment Agency - Series C,
               Tax Allocation, 0.00%*, due 08/01/22, (FSA Insured)                             370,660    Aaa          AAA
     150,000   Connecticut State Health and Educational Facilities Authority,
               Maefair Health Care, 9.20%, due 11/01/24                                        179,655    A1           AA-
     150,000   Connecticut State Health and Educational Facilities Authority,
               Shady Knoll Center, 8.90%, due 11/01/24                                         171,225    A1           AA-
     255,000   Connecticut State Housing Finance Authority - Series F,
               9.25%, due 05/15/27                                                             270,428    Aa2           AA
     200,000   Connecticut State Housing Finance Authority - Series G,
               7.625%, due 05/15/21                                                            200,180    Aa2          AA
     100,000   Connecticut State Development Authority - Sub Series B1,
               8.50%, due 08/15/14                                                             107,476                  A+
     125,000   Conyers, Georgia Water & Sewer - Series B,
               8.75%, due 07/01/15, (AMBAC Insured)                                            133,009    Aaa          AAA
     250,000   Cuyahoga County, Ohio Economic Development, Gateway Arena Project -
               Series A, 8.625%, due 06/01/22                                                  274,585
     100,000   Dallas-Fort Worth Texas International, Airport Facilities Improvement,
               7.07%, due 11/01/24, (MBIA Insured)                                              99,985    Aaa          AAA
     500,000   De Kalb County, Georgia Development Authority Revenue,
               VA Regional Office Project, 6.875%, due 03/01/20, (MBIA Insured)                466,330    Aaa          AAA
     500,000   Detroit, Michigan Downtown Development Authority, Development Area No 1
               Projects Series - B, 6.68%, due 07/01/28, (MBIA Insured)                        466,495    Aaa          AAA
     200,000   Florida Housing Finance Agency, Taxable Housing Mariner Club - K-2,
               8.25%, due 09/01/15, (AMBAC Insured)                                            204,006    Aaa          AAA
   1,230,000   Harrisburg, Pennsylvania - Series A, General Obligation,
               0.00%*, due 04/01/18, (AMBAC Insured)                                           320,969    Aaa          AAA

                       See Notes to Financial Statements.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1999 (UNAUDITED)
================================================================================

                                                                                                               Ratings
                                                                                                        ---------------------
    Face                                                                                     Value                   Standard
   Amount                                                                                  (Note 1)     Moody's      & Poor's
   ------                                                                                  --------     -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------
$  1,165,000   Harrisburg, Pennsylvania - Series A, General Obligation,
               0.00%*, due 04/01/19, (AMBAC Insured)                                     $     285,833    Aaa          AAA
     350,000   Harrison County, Mississippi - Series A, General Obligation,
               7.75%, due 04/01/16, (MBIA Insured)                                             357,560    Aaa
     150,000   Idaho Housing Agency, 8.50%, due 07/01/09, (HUD Section 8 Insured)              153,255     A
     150,000   Illinois Housing Development Authority, Affordable Housing Project,
               8.64%, due 12/01/21, (AMBAC Insured)                                            152,820    Aaa          AAA
   2,180,000   Kern County, California Pension Obligation,
               0.00%*, due 08/15/18, (MBIA Insured)                                            559,148    Aaa          AAA
     325,000   Maryland State Community Development Administration - Series F,
               9.10%, due 05/15/10, (MHF Insured)                                              339,398    Aa3
     150,000   Memorial Health System, Illinois, 8.375%, due 10/01/20, (MBIA Insured)          161,295    Aaa          AAA
     200,000   Michigan State Housing Development Authority - Series A,
               8.30%, due 11/01/15, (AMBAC Insured)                                            210,800    Aaa          AAA
      50,000   Minnesota State Housing Finance Agency, Rental Housing - Series B,
               8.00%, due 02/01/18                                                              50,550                 AA
      45,000   Minnesota State Housing Finance Agency, Single Family Mortgage - Series G,
               8.05%, due 01/01/12                                                              44,721    Aa2          AA+
     600,000   Mississippi Hospital Equipment and Facilities Authority, Wesley Health
               Systems - Series A, 9.10%, due 04/01/06                                         669,024    AAA
      65,000   New Hampshire State Housing and Finance Authority, Single Family -
               Series C, 9.40%, due 07/01/14                                                    65,756    Aa2
     240,000   New Jersey State Housing and Mortgage Finance Agency, Rental Housing -
               Series E, 8.95%, due 11/01/12                                                   248,544                 AA-
     700,000   New York State Dormitory Authority, Highland Hospital - Series B,
               7.45%, due 08/01/35, (MBIA Insured)                                             707,210    Aaa          AAA
     250,000   New York State Environmental Facilities - Series A,
               9.625%, due 03/15/21                                                            277,997   Baa1          AAA
     300,000   New York State Housing Finance Agency, Multi-family Housing - Series B,
               8.25%, due 05/15/35, (FHA Insured)                                              300,330                 AAA
     350,000   New York State Housing Finance Agency, Multi-family Housing - Series C,
               8.11%, due 11/15/38, (FHA Insured)                                              367,395                 AAA
     110,000   New York State Housing Finance Agency, Service Contract Obligation -
               Series B, 8.60%, due 03/15/04                                                   118,208   Baa1         BBB+
     100,000   Pittsburgh, Pennsylvania Urban Redevelopment Authority,
               9.07%, due 09/01/14, (FSA Insured)                                              110,996    Aaa          AAA

                       See Notes to Financial Statements.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1999 (UNAUDITED)
================================================================================

                                                                                                               Ratings
                                                                                                        ---------------------
    Face                                                                                     Value                   Standard
   Amount                                                                                  (Note 1)     Moody's      & Poor's
   ------                                                                                  --------     -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------
$    300,000   Sacramento County, California - Series A,
               7.68%, due 08/15/21, (MBIA Insured)                                       $     324,342    Aaa          AAA
     120,000   Southeastern Pennsylvania Transit Authority - Series B,
               8.75%, due 03/01/20, (FGIC Insured)                                             130,372    Aaa          AAA
     300,000   Tampa, Florida Sports Authority, Hillsboro Arena Project,
               8.07%, due 10/01/26, (MBIA Insured)                                             308,901    Aaa          AAA
     375,000   Texas State Department of Housing & Community Affairs - Series C-1,
               7.76%, due 09/01/17, (MBIA Insured)                                             385,950    Aaa          AAA
     300,000   Texas State, Veterans Housing, General Obligation,
               7.35%, due 12/01/21                                                             295,578    Aa2           AA
     500,000   Virginia State Housing Development Authority Commonwealth Mortgage,
               7.80%, due 07/01/17                                                             503,600    Aa1          AA+
     365,000   Virginia State Housing Development Authority, Multi-family -
               Series A, 8.125%, due 11/01/15                                                  370,891    Aa1          AA+
     175,000   Wisconsin Housing & Economic Development Authority - Series H,
               7.875%, due 03/01/26                                                            176,517    Aa2           AA
                                                                                         -------------
               Total Municipal Bonds (Cost $13,224,365)                                     13,710,861
                                                                                         -------------

   Shares
   ------
CLOSED-END FUNDS (8.95%)
---------------------------------------------------------------------------------------------------------
     100,000   Blackrock Income Trust Incorporated                                             662,500
      90,795   Hyperion Total Return Fund Incorporated                                         754,733
                                                                                         -------------

               Total Closed-End Funds (Cost $1,441,785)                                      1,417,233
                                                                                         -------------

                       See Notes to Financial Statements.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1999 (UNAUDITED)
================================================================================

    Face                                                                                     Value
   Amount                                                                                   (Note 1)
   ------                                                                                -------------
COMMERCIAL PAPER (7.58%)
---------------------------------------------------------------------------------------------------------
$    650,000   Ford Motor Credit Corporation, 4.80% due 6/2/99                           $     650,000
     550,000   Ford Motor Credit Corporation, 4.80% due 6/3/99                                 550,000
                                                                                         -------------
               Total Commercial Paper (Cost $1,200,000)                                      1,200,000
                                                                                         -------------
               Total Investments (103.15%)(Cost$15,866,150)+                                16,328,094
               Liabilities in Excess of Cash and Other Assets (-3.15%)                        (499,127)
                                                                                         -------------
               Net Assets (100.00%)                                                      $  15,828,967
                                                                                         =============

+     Aggregate cost for federal income tax purposes is identical.

      Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $567,050 and $105,106 respectively, resulting in net unrealized appreciation of $461,944

*     Zero Coupon Bond

      KEY:

      AMBAC = Ambac Indemnity Corporation
      FGIC  = Financial Guaranty Insurance Corporation
      FHA   = Federal Housing Administration
      FSA   = Financial Security Assurance, Inc.
      HUD   = Department of Housing and Urban Development
      MBIA  = Municipal Bond Insurance Association
      MHF   = Maryland Housing Fund

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1999 (UNAUDITED)
================================================================================

                                                        Lebenthal New York   Lebenthal New Jersey    Lebenthal Taxable
                                                             Municipal             Municipal             Municipal
                                                             Bond Fund             Bond Fund             Bond Fund
                                                       --------------------  --------------------  --------------------
ASSETS
Investment in securities at value (cost $141,194,851,
   $9,341,706 and $15,866,150).........................   $ 148,638,835         $   9,745,592          $  16,328,094
Cash...................................................         159,212                 6,737                  3,322
Receivables:
     Securities sold...................................         987,790                98,867                     --
     Capital shares sold...............................         630,047                89,340                 21,402
     Interest and Dividends............................       2,338,465               136,846                229,620
     Due from Manager..................................           2,561                25,760                 17,879
                                                          -------------         -------------          -------------
       Total assets....................................     152,756,910            10,103,142             16,600,317
                                                          -------------         -------------          -------------

LIABILITIES
Payables:
     Securities purchased..............................       1,281,465               486,270                658,250
     Capital shares redeemed...........................          47,199                    --                 29,763
     Dividends declared................................         431,449                27,404                 62,378
     Distribution fee payable (Note 3).................          31,506                    --                     --
     Management fee payable (Note 2)...................          28,861                 2,056                  3,376
     Administration fee payable........................          24,892                 1,503                  2,737
Accrued expenses and other liabilities.................          60,256                14,697                 14,846
                                                          -------------         -------------          -------------
       Total liabilities...............................       1,905,628               531,930                771,350
                                                          -------------         -------------          -------------
NET ASSETS.............................................   $ 150,851,282         $   9,571,212          $  15,828,967
                                                          =============         =============          =============

NET ASSETS consist of:
Par value..............................................   $      18,262         $       1,356          $       2,198
Paid in capital........................................     143,239,318             9,406,781             15,607,740
Undistributed investment income-net....................           8,414                    --                     --
Accumulated net realized gain/(loss) on investments....         141,304              (240,811)              (242,915)
Unrealized appreciation on investments--net............       7,443,984               403,886                461,944

       Total net assets................................   $ 150,851,282         $   9,571,212          $  15,828,967
                                                          =============         =============          =============

Class A
Net Assets.............................................   $ 147,605,362         $   9,571,212          $  15,828,967
Shares outstanding (Note 4)............................      17,869,680             1,356,240              2,198,115
Net asset value, and redemption price per share........   $        8.26         $        7.06          $        7.20
Maximum offering price per share*......................   $        8.65         $        7.39          $        7.54

Class B
Net Assets.............................................   $   3,245,920         $          --          $          --
Shares outstanding (Note 4)............................         392,787                    --                     --
Net asset value, and redemption price per share**......   $        8.26         $          --          $          --

* The sales charge for Class A is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.
** Class B shares are sold without an initial sales charge, but are subject to a 5% contingent deferred sales charge if shares are redeemed within 11 months, reduced on shares held over 12 months.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)
================================================================================

                                                        Lebenthal New York   Lebenthal New Jersey  Lebenthal New Jersey
                                                             Municipal             Municipal             Municipal
                                                             Bond Fund             Bond Fund             Bond Fund
                                                       --------------------  --------------------  --------------------
INVESTMENT INCOME
Income:
   Interest ...........................................   $   4,167,104         $     250,560          $     585,369
   Dividends...........................................          56,353                 5,843                 34,159
                                                          -------------         -------------          -------------
     Total income......................................       4,223,457               256,403                619,528
                                                          -------------         -------------          -------------
Expenses:
   Management fee (Note 2).............................         167,665                11,889                 21,118
   Distribution fee:
     Class A (Note 3)..................................         184,896                11,889                 21,118
     Class B (Note 3)..................................          15,197                    --                     --
   Shareholder servicing fees:
     Class A...........................................          44,086                12,241                 14,194
     Class B...........................................          14,841                    --                     --
   Administration fee..................................          74,086                 4,574                  8,245
   Printing............................................           7,910                   525                  1,121
   Custodian fee.......................................           9,342                   498                  1,563
   Interest............................................           1,027                   464                    401
   Legal and compliance fees...........................          30,060                   504                  1,103
   Audit and accounting fees...........................          45,855                19,121                 19,657
   Directors' fees.....................................           3,650                   152                    368
   Registration fees:
     Class A...........................................           1,615                 2,464                  3,222
     Class B...........................................             180                    --                     --
   Other...............................................           8,543                    26                     25
                                                          -------------         -------------          -------------
     Total expenses....................................         608,953                64,347                 92,135
   Less: Reimbursement of expenses by Manager (Note 2).              --               (18,703)                (3,039)
          Fees waived by Distributor (Note 3)..........         (15,197)              (11,889)               (21,118)
          Fees paid indirectly (Note 1)................          (1,027)                 (464)                  (401)
                                                          -------------         -------------          -------------
     Net expenses......................................         592,729                33,291                 67,577
                                                          -------------         -------------          -------------
Net investment income..................................       3,630,728               223,112                551,951
                                                          -------------         -------------          -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments................         141,557               (12,687)                76,507
Change in unrealized appreciation (depreciation) of
   investments.........................................      (3,254,859)             (173,875)            (1,278,493)
                                                          -------------         -------------          -------------
Net realized and unrealized gain (loss) on investments.      (3,113,302)             (186,562)            (1,201,986)
                                                          -------------         -------------          -------------
Increase (decrease) in net assets from operations......   $     517,426         $      36,550          $    (650,035)
                                                          =============         =============          =============

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                        Lebenthal New York Municipal               Lebenthal New Jersey Municipal
                                                  Bond Fund                                   Bond Fund
                                 ------------------------------------------  ------------------------------------------
                                      Six Months               Year               Six Months               Year
                                        Ended                 Ended                 Ended                 Ended
                                     May 31, 1999          November 30,          May 31, 1999          November 30,
                                      (Unaudited)              1998               (Unaudited)              1998
                                 --------------------  --------------------  --------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS
   Operations:
     Net investment income.......   $   3,630,728         $   7,075,712          $    223,112          $    379,638
     Net realized gain (loss) on
       investments...............         141,557             2,462,544               (12,687)               36,505
     Change in unrealized
       appreciation..............      (3,254,859)            1,099,338              (173,875)              199,349
                                    -------------         -------------         -------------          ------------
   Increase in net assets from
     operations..................         517,426            10,637,594                36,550               615,492
   Dividends from net investment
     income:
       Class A shares............      (3,569,430)           (7,033,260)*            (223,112)             (379,638)*
       Class B shares............         (61,428)              (42,452)*                  --                    --
   Dividends from net realized
     gain on investments:
       Class A shares............      (1,761,311)                   --                    --                    --
       Class B shares............         (34,360)                   --                    --                    --
   Capital share transactions
     (Note 4)....................       5,286,649            12,767,794               715,631             2,684,705
                                    -------------         -------------         -------------          ------------
       Total increase............         377,546            16,329,676               529,069             2,920,559
   Net assets:
     Beginning of period.........     150,473,736           134,144,060             9,042,143             6,121,584
                                    -------------         -------------         -------------          ------------
     End of period (1)...........   $ 150,851,282         $ 150,473,736         $   9,571,212          $  9,042,143
                                    =============         =============         =============          ============
(1) Includes Undistributed Net
     Investment Income...........   $       8,414         $       8,544         $          --          $         --
                                    =============         =============         =============          ============

(Unaudited Information)

* 99.15% and 97.63% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                                                     Lebenthal Taxable Municipal
                                                                                              Bond Fund
                                                                             ------------------------------------------
                                                                                  Six Months               Year
                                                                                     Ended                 Ended
                                                                                 May 31, 1999          November 30,
                                                                                  (Unaudited)              1998
                                                                             --------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS
   Operations:
     Net investment income...................................................    $    551,951          $  1,036,722
     Net realized gain (loss) on investments.................................          76,507                42,480
     Change in unrealized appreciation.......................................      (1,278,493)              701,114
                                                                                 ------------          ------------
   Increase (decrease) in net assets from operations.........................        (650,035)            1,780,316
   Dividends from net investment income......................................        (551,951)           (1,036,722)
   Capital share transactions (Note 4).......................................        (758,126)            2,051,611
                                                                                 ------------          ------------
       Total increase (decrease).............................................      (1,960,112)            2,795,205
   Net assets:
     Beginning of period.....................................................      17,789,079            14,993,874
                                                                                 ------------          ------------
     End of period (1).......................................................    $ 15,828,967          $ 17,789,079
                                                                                 ============          ============
(1) Includes Undistributed Net Investment Income.............................    $         --          $         --
                                                                                 ============          ============

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:
================================================================================

                                                                             Lebenthal New York
                                                                        Municipal Bond Fund--Class A
                                        --------------------------------------------------------------------------------------
                                        Six Months
                                           Ended                               Year Ended November 30,
                                        May 31, 1999  ------------------------------------------------------------------------
                                        (Unaudited)       1998           1997          1996           1995          1994+
                                        ------------- -------------  -------------  ------------- -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period...   $    8.53     $    8.32     $    8.09       $    7.99     $    6.84     $    8.03
                                          ---------     ---------     ---------       ---------     ---------     ---------
Income from investment operations:
Net investment income..................        0.20          0.42          0.42            0.41          0.43          0.41
Net realized and unrealized
   gain (loss) on investments..........       (0.17)         0.21          0.23            0.10          1.15         (1.15)
                                          ---------     ---------     ---------       ---------     ---------     ---------
Total from investment operations.......        0.03          0.63          0.65            0.51          1.58         (0.74)
                                          ---------     ---------     ---------       ---------     ---------     ---------
Less distributions:
Dividends from net investment
   income..............................       (0.20)        (0.42)        (0.42)          (0.41)        (0.43)        (0.41)
Distributions from net realized
   gain on investments.................       (0.10)           --            --              --            --         (0.04)
                                          ---------     ---------     ---------       ---------     ---------     ---------
Total distributions....................       (0.30)        (0.42)        (0.42)          (0.41)        (0.43)        (0.45)
                                          ---------     ---------     ---------       ---------     ---------     ---------
Net asset value, end of period.........   $    8.26     $    8.53     $    8.32       $    8.09     $    7.99     $    6.84
                                          =========     =========     =========       =========     =========     =========
Total Return (1)
   (without deduction of sales load)...        0.39%         7.69%         8.27%           6.63%*       23.56        %(9.62)%
Ratios/Supplemental Data
Net assets, end of period (000)........   $ 147,605     $ 147,673     $ 134,144       $ 122,611     $ 105,579     $  75,326
Ratios to average net assets:
   Expenses (2)........................        0.77%**       0.76%**       0.89%**         1.09%         0.99%         0.64%++
   Net investment income (2)...........        4.83%         4.92%         5.16%           5.17%         5.63%         5.44%
Portfolio turnover.....................       27.18%        66.04%        60.80%          45.92%       148.88%       192.91%

(1)   Not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

+ Effective August 15, 1994, the Investment Manager changed to Lebenthal Asset Management, Inc.

++ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.10% for the period ended November 30, 1994.

* Includes the effect of a capital contribution from the Fund's Manager. Without the capital contribution the total return would have been 6.24%.

**    Includes fees paid indirectly of less than 0.01% of average net assets.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:
================================================================================

                                                                                                 Lebenthal New York
                                                                                            Municipal Bond Fund--Class B
                                                                                           ----------------------------
                                                                                             Six Months      Period
                                                                                                Ended         Ended
                                                                                            May 31, 1999    November
                                                                                             (Unaudited)    30, 1998*
                                                                                           -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period.......................................................    $   8.54      $   8.34
                                                                                               --------      --------
Income from investment operations:
Net investment income......................................................................        0.17          0.33
Net realized and unrealized gain (loss) on investments.....................................       (0.18)         0.20
                                                                                               --------      --------
Total from investment operations...........................................................       (0.01)         0.53
                                                                                               --------      --------
Less distributions:
Dividends from net investment income.......................................................       (0.17)        (0.33)
Distributions from net realized gain on investments........................................       (0.10)           --
                                                                                               --------      --------
Total distributions........................................................................       (0.27)        (0.33)
                                                                                               --------      --------
Net asset value, end of period.............................................................    $   8.26      $   8.54
                                                                                               ========      ========

Total Return (1)
   (without deduction of sales load).......................................................       (0.12)%        6.45%
Ratios/Supplemental Data
Net assets, end of period (000)............................................................    $  3,246      $  2,801
Ratios to average net assets:
   Expenses++ (2)..........................................................................        1.55%**       1.55%**
   Net investment income (2)...............................................................        4.03%         3.95%
Portfolio turnover.........................................................................       27.18%        66.04%

(1)   Not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

++ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 2.44% and 4.58% for the six months ended May 31, 1999 and the year ended November 30, 1998, respectively.

*     Class commenced operations on December 3, 1997.

**    Includes fees paid indirectly of less than 0.01% of average net assets.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:
================================================================================

                                                                       Lebenthal New Jersey
                                                                        Municipal Bond Fund
                                        --------------------------------------------------------------------------------------
                                        Six Months
                                           Ended                               Year Ended November 30,
                                        May 31, 1999  ------------------------------------------------------------------------
                                        (Unaudited)       1998           1997          1996           1995          1994+
                                        ------------- -------------  -------------  ------------- -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period...   $    7.20     $    6.97     $    6.74       $    6.70     $    5.95     $    7.16
                                          ---------     ---------     ---------       ---------     ---------     ---------
Income from investment operations:
Net investment income..................        0.17          0.35          0.35            0.36          0.36          0.32
Net realized and unrealized
   gain (loss) on investments..........       (0.14)         0.23          0.23            0.04          0.75         (1.21)
                                          ---------     ---------     ---------       ---------     ---------     ---------
Total from investment operations.......        0.03          0.58          0.58            0.40          1.11         (0.89)
                                          ---------     ---------     ---------       ---------     ---------     ---------
Less distributions:
Dividends from net investment
   income..............................       (0.17)        (0.35)        (0.35)          (0.36)        (0.36)        (0.32)
                                          ---------     ---------     ---------       ---------     ---------     ---------
Net asset value, end of period.........   $    7.06     $    7.20     $    6.97       $    6.74     $    6.70     $    5.95
                                          =========     =========     =========       =========     =========     =========
Total Return (1)
   (without deduction of sales load)...        0.40%         8.47%         8.84%           6.18%*       19.10%       (12.70)%
Ratios/Supplemental Data
Net assets, end of period (000)........   $   9,571     $   9,042     $   6,122       $   5,182     $   3,358     $   2,145
Ratios to average net assets:
   Expenses (2)........................        0.70%**       0.60%**       0.70%**         0.63%**       0.60%         0.60%
   Net investment income (2)...........        4.69%         4.87%         5.12%           5.37%         5.64%         4.97%
Portfolio turnover.....................       26.85%        31.87%        57.19%          28.56%        61.69%       291.60%


(1)   Not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

+ Effective August 15, 1994, the Investment Manager changed to Lebenthal Asset Management, Inc.

++ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.34%, 1.60%, 2.57%, 3.20%, 4.13%, and 4.83% for the six months ended May 31, 1999 and the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively.

*     Fund commenced operations on December 1, 1993.

** Includes fees paid indirectly of 0.01%, 0.02%, 0.02%, and 0.03% of average net assets for 1999, 1998, 1997, and 1996, respectively.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:
================================================================================

                                                                          Lebenthal Taxable
                                                                          Municipal Bond Fund
                                        --------------------------------------------------------------------------------------
                                        Six Months
                                           Ended                               Year Ended November 30,
                                        May 31, 1999  ------------------------------------------------------------------------
                                        (Unaudited)       1998           1997          1996           1995          1994+
                                        ------------- -------------  -------------  ------------- -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period...   $    7.73     $    7.37     $    7.13       $    7.22     $    6.34     $    7.16
                                          ---------     ---------     ---------       ---------     ---------     ---------
Income from investment operations:
Net investment income..................        0.25          0.49          0.50            0.52          0.53          0.44
Net realized and unrealized
   gain (loss) on investments..........       (0.54)         0.36          0.24           (0.09)         0.88         (0.82)
                                          ---------     ---------     ---------       ---------     ---------     ---------
Total from investment operations.......       (0.29)         0.85          0.74            0.43          1.41         (0.38)
                                          ---------     ---------     ---------       ---------     ---------     ---------
Less distributions:
Dividends from net investment
   income..............................       (0.24)        (0.49)        (0.50)          (0.52)        (0.53)        (0.44)
                                          ---------     ---------     ---------       ---------     ---------     ---------
Net asset value, end of period.........   $    7.20     $    7.73     $    7.37       $    7.13     $    7.22     $    6.34
                                          =========     =========     =========       =========     =========     =========
Total Return (1)
   (without deduction of sales load)...       (3.77)%       11.85%        10.89%           6.35%*       23.11%        (5.45)%
Ratios/Supplemental Data
Net assets, end of period (000)........   $  15,829     $  17,789     $  14.994       $  14,607     $   8.686     $   2,990
Ratios to average net assets:
   Expenses (2)........................        0.80%**       0.70%**       0.79%**         0.61%         0.60%         0.60%
   Net investment income (2)...........        6.54%         6.45%         7.06%           7.34%         7.57%         6.74%
Portfolio turnover.....................        9.22%        23.75%        34.52%          44.46%        84.74%        93.73%

(1)   Not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

+ Effective August 15, 1994, the Investment Manager changed to Lebenthal Asset Management, Inc.

++ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.09%, 1.15%, 1.42%, 1.63%, 2.59%, and 3.60 for the six months ended May 31, 1999 and the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively.

*     Fund commenced operations on December 1, 1993.

** Includes fees paid indirectly of less than 0.01% of average net assets for the six months ended May 31, 1999 and 0.01% of average net assets for 1998 and 1997.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "The Funds". Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with generally accepted accounting principles as follows:

      a) Valuation of Securities -

      Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

      b) Federal Income Taxes -

      It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

      c) Dividends and Distributions -

      Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

      d) Organizational Expenses -

      Costs incurred in connection with the organization of each Fund and their initial registration are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

      e) General -

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

Summary of Accounting Policies (Continued)

      realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

      f) Fees Paid Indirectly -

      Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $1,027, $464, and $401, for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

      g) Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract the Funds pay a management fee to Lebenthal Asset Management, Inc. (its Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New York Bond Fund--Class B, the New Jersey Bond Fund, and the Taxable Bond Fund amounting to $0, $18,703 and $3,039, respectively.

Lebenthal & Co., Inc. retained commissions of $81,843 from the sales of shares of the Company.

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

3. Distribution Plan

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Lebenthal & Co., Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets for the New York Bond Fund - Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and, 1.00% for the New York Bond Fund - Class B shares. For the six months ended May 31, 1999, the Distributor voluntarily waived fees of $11,889, $21,118 and $15,197 from the New Jersey Bond Fund, the Taxable Bond Fund, and the Class B shares of the New York Bond Fund, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

4. Capital Stock

At May 31, 1999, there were 20,000,000,000 shares of $0.001 par value stock authorized. Transactions in capital stock were as follows:

                                   Lebenthal New York Municipal Bond Fund--     Lebenthal New York Municipal Bond Fund--
                                                   Class A                                     Class A
                                              Six Months Ended                               Year Ended
                                                May 31, 1999                              November 30, 1998
                                 ------------------------------------------  ------------------------------------------
                                        Shares                Amount                Shares                Amount
                                 --------------------  --------------------  --------------------  --------------------

Sold.............................          933,625        $   7,825,286             2,792,372         $  23,568,425
Issued as reinvestment of
  dividends .....................          545,306            4,582,067               731,001             6,165,292
Redeemed.........................         (914,263)          (7,664,599)           (2,338,936)          (19,743,010)
                                    --------------        -------------         -------------         -------------
Net increase.....................          564,668        $   4,742,754             1,184,437         $   9,990,707
                                    ==============        =============         =============         =============

                                   Lebenthal New York Municipal Bond Fund--     Lebenthal New York Municipal Bond Fund--
                                                   Class B                                     Class B
                                              Six Months Ended                               Year Ended
                                                May 31, 1999                             November 30, 1998*
                                 ------------------------------------------  ------------------------------------------
                                        Shares                Amount                Shares                Amount
                                 --------------------  --------------------  --------------------  --------------------

Sold.............................           64,133        $     538,601               329,526         $   2,789,840
Issued as reinvestment of
  dividends .....................            8,894               74,772                 3,624                30,740
Redeemed.........................           (8,303)             (69,478)               (5,087)              (43,493)
                                    --------------        -------------         -------------         -------------
Net increase.....................           64,724        $     543,895               328,063         $   2,777,087
                                    ==============        =============         =============         =============

* Lebenthal New York Municipal Bond Fund--Class B commenced operations on December 3, 1997.

                                  Lebenthal New Jersey Municipal Bond Fund    Lebenthal New Jersey Municipal Bond Fund
                                              Six Months Ended                               Year Ended
                                                May 31, 1999                              November 30, 1998
                                 ------------------------------------------  ------------------------------------------
                                        Shares                Amount                Shares                Amount
                                 --------------------  --------------------  --------------------  --------------------

Sold.............................          152,376        $   1,091,370               494,730         $   3,512,395
Issued as reinvestment of
  dividends .....................           26,479              189,720                45,998               325,833
Redeemed.........................          (79,133)            (565,459)             (162,955)           (1,153,523)
                                    --------------        -------------         -------------         -------------
Net increase.....................           99,722        $     715,631               377,773         $   2,684,705
                                    ==============        =============         =============         =============

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

Capital Stock (Continued)

                                    Lebenthal Taxable Municipal Bond Fund       Lebenthal Taxable Municipal Bond Fund
                                              Six Months Ended                               Year Ended
                                                May 31, 1999                              November 30, 1998
                                 ------------------------------------------  ------------------------------------------
                                        Shares                Amount                Shares                Amount
                                 --------------------  --------------------  --------------------  --------------------
Sold.............................          154,041        $   1,163,834               558,753         $   4,254,162
Issued as reinvestment of
  dividends                                 51,114              384,463                93,338               706,972
Redeemed.........................         (307,439)          (2,306,423)             (385,439)           (2,909,523)
                                    --------------        -------------         -------------         -------------
Net increase/(decrease)..........         (102,284)       $    (758,126)              266,652         $   2,051,611
                                    ==============        =============         =============         =============

5. Investment Transactions

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $37,475,700, $2,868,368 and $1,304,593, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $34,407,215, $2,193,888 and $2,225,862, respectively.

6. Federal Income Taxes

Tax basis capital losses which may be carried forward to offset future capital gains through November 30, 2004 amounted to $227,872 ($213,105 and $14,767 expiring November 30, 2001 and November 30, 2004, respectively) and $311,184 ($88,183 and $223,001 expiring November 30, 2003 and November 30, 2004, respectively) for the, the New Jersey Bond Fund, and the Taxable Bond Fund, respectively.

7. Concentration of Credit Risk

The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Lebenthal Funds, Inc.
   120 Broadway
   New York, New York 10271
   (212) 425-6116


Distributor and
  Shareholder Servicing Agent
   Lebenthal & Co., Inc.
   120 Broadway
   New York, New York 10271

                                    LEBENTHAL
                        120 Broadway, New York, NY 10271
                                 (212) 425-6116
                         Outside of NYC 1-800-221-582228